Lines of Credit and Debt - Total Long-Term Debt, Net of Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2012
Debt Instrument [Line Items]
Deferred finance costs, net	$ 12,400	$ 8,100
Total long-term debt	1,758,258	1,067,096
Senior unsecured notes | 0.375% Senior Unsecured Cash Convertible Notes due 2019
Debt Instrument [Line Items]
Total long-term debt	$ 414,843	402,806
Stated interest rate	0.375%
Senior unsecured notes | 0.875% Senior Unsecured Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Total long-term debt	$ 270,762	262,371
Stated interest rate	0.875%
Senior unsecured notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Total long-term debt	$ 322,902	0
Stated interest rate	0.50%
Senior unsecured notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Total long-term debt	$ 72,742	73,408
Stated interest rate	3.19%		3.19%
Senior unsecured notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 300,276	301,601
Stated interest rate	3.75%		3.75%
Senior unsecured notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 26,921	26,910
Stated interest rate	3.90%		3.90%
Private placement | Schuldschein Private Placement
Debt Instrument [Line Items]
Total long-term debt	$ 349,812	$ 0
Minimum
Debt Instrument [Line Items]
Stated interest rate	0.40%
Maximum
Debt Instrument [Line Items]
Stated interest rate	1.20%